UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	$ (198,644)	$ (373,306)
Adjustments for:
Finance income	(47,550)	(37,185)
Finance costs	16,463	15,974
Provision for inventory reserve	6,828	1,344
Depreciation of property, plant and equipment	7,957	7,978
Loss on disposal of property, plant and equipment	2	223
Amortization of intangible assets	1,565	1,442
Depreciation of right-of-use assets	7,041	5,680
Fair value loss of warrant liability	0	85,750
Fair value gains on financial assets measured at fair value through profit or loss	0	(792)
Decrease in contract liabilities, net	(37,507)	0
Foreign currency exchange loss/(gain), net	1,111	(10,136)
Equity-settled share-based compensation expense	55,553	35,091
Deferred government grant	(430)	(484)
Cash flows provided by (used in) operations before changes in working capital	(187,611)	(268,421)
Decrease in trade receivables	99,336	70
Increase in prepayments, other receivables and other assets	(43,929)	(6,413)
Increase in other non-current assets	(455)	0
Increase in collaboration inventories, net	(10,943)	(9,004)
Government grant received	85	0
Increase/(decrease) in trade payables	6,560	(15,720)
Increase/(decrease) in other payables and accruals	49,793	(28,784)
Decrease in other non-current liabilities	(29)	(1,243)
Increase in pledged deposits, net	(221)	0
Cash used in operations	(87,414)	(329,515)
Interest income received	27,520	32,903
Income tax paid	(896)	0
Interest on lease payments	(1,165)	(1,019)
Net cash used in operating activities	(61,955)	(297,631)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property, plant and equipment	(11,727)	(15,739)
Purchase of intangible assets	0	(134)
Prepayment to collaborator for collaboration assets	(49,110)	(80,218)
Purchase of financial assets measured at fair value through profit or loss	(149,800)	0
Cash receipts of investment income	2,467	6,402
Decrease/(addition) of pledged short-term deposits	0	922
Cash received from withdrawal of financial assets measured at fair value through profit or loss	149,800	0
Addition in time deposits	(2,249,001)	(2,948,694)
Decrease in time deposits	1,544,669	2,722,738
Net cash used in investing activities	(762,702)	(314,723)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrant by warrant holder, net of issuance cost	0	199,741
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	0	349,278
Proceeds from issuance of ordinary shares for institutional investors, net of issuance costs	0	234,410
Proceeds from exercise of share options	9,113	11,195
Principal portion of lease payments	(3,082)	(4,059)
Net cash provided by financing activities	6,031	790,565
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(818,626)	178,211
Effect of foreign exchange rate changes, net	190	(772)
Cash and cash equivalents at beginning of year	1,277,713	786,031
CASH AND CASH EQUIVALENTS AT END OF PERIOD	459,277	963,470
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	1,217,492	1,242,669
Less: Pledged deposits	583	356
Time deposits	757,632	278,843
Cash and cash equivalents as stated in the statement of financial position	459,277	963,470
Cash and cash equivalents as stated in the statement of cash flows	$ 459,277	$ 963,470